Deposits - Schedule of Maturities of Total Time Deposits (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Due within:
2023	$ 182,953
2024	58,224
2025	5,998
2026	1,842
2027	6,017
Thereafter	0
Total	$ 255,034